STOCK-BASED COMPENSATION - RSUs activity (Details) - USD ($)		12 Months Ended
	Jun. 25, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Recognized expense	$ 5,415,000	$ 37,012,000	$ 10,893,000	$ 9,535,000
Tax benefit		$ 4,054,000	$ 0	$ 0
First 30 Months Following The Closing Date
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Earn-Out shares issued (In percentage)	50.00%
Threshold minimum trading days for not to transfer or permit transfer shares	20 days
Threshold trading days for not to transfer or permit transfer shares	30 days
First 60 Months Following The Closing Date
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Earn-Out shares issued (In percentage)	50.00%
Threshold minimum trading days for not to transfer or permit transfer shares	20 days
Threshold trading days for not to transfer or permit transfer shares	30 days
Minimum | First 30 Months Following The Closing Date
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share price of earn out shares	$ 15.00
Minimum | First 60 Months Following The Closing Date
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share price of earn out shares	$ 17.00
Options to purchase common stock and unvested RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Vesting period (in years)		3 years 6 months
Restricted stock units
RSUs activity
Outstanding December 31, 2019		1,721,572
Awarded		9,105,563
Settled in cash		(440)
Vested		(775,111)
Forfeited		(326,557)
Outstanding December 31, 2020		9,725,027	1,721,572
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding December 31, 2019		$ 5.17
Awarded		9.00
Settled in cash		2.74
Vested		3.49
Forfeited		8.59
Outstanding December 31, 2020		$ 8.76	$ 5.17
Vesting period (in years)		4 years
Awarded		9,105,563
RSUs subject to continued service and liquidity-based conditions
RSUs activity
Awarded		6,850,602
Options and RSUs vesting period		1,314,961
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Vesting period (in years)		4 years
Fair value		$ 6,315
Awarded		6,850,602
Rsus Associated With Transaction Bonus Pool
RSUs activity
Awarded		940,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Awarded		940,000